FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current
Restricted cash	$72	$61
Derivative assets	66	106
Total current	$138	$167
Non-current
Restricted cash	$29	$22
Derivative assets	32	78
Loans and notes receivable	79	75
Other financial assets	12	11
Total non-current	$152	$186